MATERIAL ACCOUNTING POLICY INFORMATION (Disclosure of depreciation rates) (Details)	12 Months Ended
Mar. 31, 2026
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	4.00%
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation method	Straight-line over 20 years
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation rate	20.00%
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation method	Straight-line over lower of term of lease or economic life
Right of Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Applicable depreciation method	Straight-line over lower of term of lease or economic life